UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number:  _____
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Baker Bros. Advisors, LLC
              --------------------------------------------
Address:      667 Madison Avenue, 21st Floor
              --------------------------------------------
              New York, NY 10065-8029
              --------------------------------------------

Form 13F File Number:  28-10519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Leo Kirby
              --------------------------------------------
Title:        Chief Financial Officer
              --------------------------------------------
Phone:        212-339-5633
              --------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Leo Kirby                 New York, N.Y.           February 10, 2012
--------------------------  ---------------------------    -------------------
       [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                           -----------

Form 13F Information Table Entry Total:        57
                                           -----------

Form 13F Information Table Entry Value:    $3,025,796
                                           -----------
                                           (thousands)

List of Other Included Managers:  None

Baker Brothers Form 13F 12-31-11

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COLUMN 1                         COLUMN 2        COLUMN 3   COLUMN 4  COLUMN 5              COLUMN 6   COLUMN 7        COLUMN 8

                                                            VALUE     SHRS OR   SH/  PUT/  INVESTMENT OTHER        VOTING AUTHORITY
Name of Issuer                                   CUSIP      (x1000)   PRN AMT   PRN  CALL  DISCRETION MANAGERS   SOLE   SHARED  NONE
--------------                                   -----      -------   -------   ---  ----  ---------- --------   ----   ------  ----
 1  Acadia Pharmaceuticals Inc.     COM          004225108    5,666   5,246,312 SH         SOLE                5,246,312
 2  Adventrx Pharmaceuticals        COM          00764X202       38      64,692 SH         SOLE                   64,692
 3  Aegerion Pharmaceuticals        COM          00767E102    8,815     526,575 SH         SOLE                  526,575
 4  Amicus Therapeutics             COM          03152W109    3,141     913,129 SH         SOLE                  913,129
 5  Anacor Pharmaceuticals          COM          32420101     2,902     468,130 SH         SOLE                  468,130
 6  Anthera Pharmaceuticals         COM          03674U102    4,652     757,600 SH         SOLE                  757,600
 7  Aradigm Corp.                   COM          038505301       11     100,000 SH         SOLE                  100,000
 8  Ardea Biosciences Inc.          COM          03969P107  101,061   6,011,989 SH         SOLE                6,011,989
 9  Ariad Pharmaceuticals Inc.      COM          04033A100   66,194   5,403,560 SH         SOLE                5,403,560
10  Auxilium                        COM          05334D107  128,775   6,461,354 SH         SOLE                6,461,354
11  Avanir Pharmaceuticals          COM          05348P401    1,025     500,000 SH         SOLE                  500,000
12  Biocryst Pharmaceuticals Inc.   COM          09058V103   13,742   5,563,615 SH         SOLE                5,563,615
13  BioDelivery Sciences Intl. Inc. COM          09060J106    2,089   2,595,044 SH         SOLE                2,595,044
14  Biomarin                        COM          09061G101   16,766     487,679 SH         SOLE                  487,679
15  Chelsea Therapeutics            COM          163428105    5,718   1,114,700 SH         SOLE                1,114,700
16  Clovis Oncology                 COM          189464100    4,932     350,000 SH         SOLE                  350,000
17  Cyclacel Pharmaceuticals Pfd.
      Conv. Ex 6%                   PFD CONV EX  23254L207       60      20,979 SH         SOLE                   20,979
18  Cumberland Pharmaceuticals      COM          230770109      127      23,627 SH         SOLE                   23,627
19  Dendreon                        COM          24823Q107    5,180     681,528 SH         SOLE                  681,528
20  Derma Sciences                  COM          249827502    3,607     475,807 SH         SOLE                  475,807
21  Exelixis Inc.                   COM          30161Q104    6,101   1,288,483 SH         SOLE                1,288,483
22  Genomic Health Inc.             COM          37244C101  222,959   8,781,344 SH         SOLE                8,781,344
23  Gilead Sciences Inc.            COM          375558103  118,159   2,886,861 SH         SOLE                2,886,861
24  GTX Inc.                        COM          40052B108   10,363   3,084,156 SH         SOLE                3,084,156
25  Halozyme Therapeutics Inc.      COM          40637H109   17,019   1,789,595 SH         SOLE                1,789,595
26  Idera Pharmaceuticals Inc.      COM          45168K108      303     288,252 SH         SOLE                  288,252
27  Incyte Corp.                    COM          45337C102  233,392  15,549,112 SH         SOLE               15,549,112
28  Inhibitex Inc.                  COM          45719T103   24,879   2,274,095 SH         SOLE                2,274,095
29  Ligand Pharmaceuticals, Inc.    COM          53220K504      871      73,401 SH         SOLE                   73,401
30  Medivation Inc.                 COM          58501N101   22,285     483,300 SH         SOLE                  483,300
31  Micromet                        COM          59509C105   28,605   3,978,438 SH         SOLE                3,978,438
32  Onyx                            COM          683399109    9,429     214,543 SH         SOLE                  214,543
33  Pharmacyclics Inc.              COM          716933106  118,760   8,013,514 SH         SOLE                8,013,514
34  Pharmasset Inc.                 COM          71715N106  201,239   1,569,727 SH         SOLE                1,569,727
35  Raptor Pharmaceuticals          COM          75382F106    2,829     451,955 SH         SOLE                  451,955
36  Rigel Pharmaceuticals           COM          766559603      894     113,270 SH         SOLE                  113,270
37  Salix Pharmaceuticals, Inc.     COM          795435106    5,138     107,373 SH         SOLE                  107,373
38  Seattle Genetics Inc.           COM          812578102  344,286  20,597,463 SH         SOLE               20,597,463
39  Spectrum                        COM          84763A108   13,312     909,884 SH         SOLE                  909,884
40  Synageva                        COM          87159A103  164,668   6,183,574 SH         SOLE                6,183,574
41  Targacept Inc.                  COM          87611R306    1,996     358,416 SH         SOLE                  358,416
42  Threshold Pharma                COM          885807107    4,474   3,667,643 SH         SOLE                3,667,643
43  Tranzyme                        COM          89413J102    5,802   2,007,867 SH         SOLE                2,007,867
44  Ventrus Biosciences, Inc.       COM          922822101      195      24,300 SH         SOLE                   24,300
45  Viropharma Inc.                 COM          928241108  330,013  12,048,664 SH         SOLE               12,048,664
46  Xenoport                        COM          98411C100    3,083     809,112 SH         SOLE                  809,112
47  Xoma Ltd.                       SHS          G9825R206      460     400,400 SH         SOLE                  400,400
48  YM Biosciences                  COM          984238105   13,178   8,035,655 SH         SOLE                8,035,655
49  Alere Inc. Conv.
      Notes 3% 5/15/16              CONV BONDS   01449JAA3    4,247   4,482,000 PRN        SOLE                4,482,000
50  Biomarin Pharmaceuticals Notes
      1.875% 4/23/2017              CONV BONDS   09061GAD3   14,039   7,898,000 PRN        SOLE                7,898,000
51  Dendreon 2.875% 1/15/16         CONV BONDS   24823QAB3    7,362  10,641,000 PRN        SOLE               10,641,000
52  Gilead 1.625% 5/1/16            CONV BONDS   375558AP8   24,503  21,500,000 PRN        SOLE               21,500,000
53  Incyte Genomics  Notes 4.75%
      10/1/2015                     CONV BONDS   45337CAH5  300,500 160,000,000 PRN        SOLE              160,000,000
54  Intermune Inc Notes 2.5%
      9/15/18                       CONV BONDS   45884XAE3   15,964  21,500,000 PRN        SOLE               21,500,000
55  Intermune Inc Notes 5% 3/1/15   CONV BONDS   45884XAD5   18,977  18,801,000 PRN        SOLE               18,801,000
56  Salix 5.5% 8/15/28              CONV BONDS   795435AB2  231,650  44,500,000 PRN        SOLE               44,500,000
57  Salix 2.75% 5/15/15             CONV BONDS   795435AC0  129,361 100,572,000 PRN        SOLE              100,572,000

                                                          ---------
                                                          3,025,796
                                                          =========
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